First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.3%
	California — 94.3%
$215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	$223,384
1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1-Impt, AGM	5.00%	09/01/44	1,248,626
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	98,609
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/34	172,896
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/36	320,796
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	566,943
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,108,417
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,376,007
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,194,778
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser D (Mandatory put 11/01/28)	5.50%	05/01/54	2,123,860
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds-Clean Energy Proj, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	19,958
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds-Clean Energy Proj, Ser G-1 (Mandatory put 04/01/30)	5.25%	11/01/54	1,064,617
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	969,126
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,043,790
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	207,114
550,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	568,222
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	201,869
417,530	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	409,035
1,000,000	CA Muni Fin Auth Envrnmntl Impt Rev Var Sustainable Bond Aymium Williams Proj, AMT (Mandatory put 06/26/24) (a)	4.00%	12/15/42	998,480
1,500,000	CA Pub Fin Auth Rev Var Sharp Hlthcare Remk 05/04/18, Ser B (b)	3.90%	08/01/52	1,500,000
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (a)	5.00%	11/15/36	271,244
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (a)	5.00%	11/15/56	213,471
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (a)	5.00%	07/01/30	257,025
830,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (a)	4.50%	07/01/26	827,832
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	108,423
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	559,345
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)	4.00%	07/01/25	198,824
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)	5.00%	07/01/32	199,721
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.00%	07/01/40	542,618
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.25%	07/01/48	442,078
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	647,159
1,000,000	CA St	5.25%	10/01/45	1,115,356
1,000,000	CA St Dept of Wtr Res Cntrl Vly Proj Unrefunded Wtr Sys, Ser AS (Pre-refunded maturity (12/01/24)	5.00%	12/01/26	1,009,069

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	$489,962
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	698,112
785,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/45	820,728
1,000,000	CA St Hlth Facs Fing Auth Rev Children’s Hosp of Orange County, Ser A	5.00%	11/01/49	1,082,424
1,250,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/45	1,344,103
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,090,759
1,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	1,536,264
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,055,198
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,240,776
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Ser A-2	4.00%	11/01/44	978,750
2,000,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/43	2,210,333
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	228,465
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	989,183
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/38	1,084,212
3,000,000	CA St Infra & Econ Dev Bank Rev Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a) (b)	3.95%	01/01/50	2,999,896
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	250,157
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,397
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	888,538
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	197,181
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	447,127
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	251,645
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	814,107
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	79,608
400,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	400,964
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	605,656
220,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	203,615
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	264,956
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	356,996
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/34	567,441
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/36	560,449
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,070,198
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,622,462
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (a)	5.00%	11/01/36	1,006,288

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	$236,083
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	205,747
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	258,633
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,076,691
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	490,153
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	114,516
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	461,709
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	521,697
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 10/01/24) (b)	4.00%	07/01/41	1,498,965
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/24) (b)	4.00%	07/01/51	1,996,606
1,425,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24) (b)	4.10%	10/01/45	1,424,190
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,541,293
600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	617,506
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	565,037
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	569,405
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	359,860
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,002,654
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	989,751
1,655,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser B (Mandatory Put 05/01/24) (a)	3.70%	08/01/24	1,655,000
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,500,738
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	1,616,444
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity (04/01/26)	5.00%	10/01/35	5,166
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,251
1,485,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	1,491,218
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	323,223
75,000	CA St Ref	4.00%	08/01/34	75,475
1,000,000	CA St Ref	5.00%	11/01/39	1,060,708
1,000,000	CA St Ref	4.00%	09/01/43	998,347
1,000,000	CA St Ref Various Purp	4.00%	11/01/35	1,020,650
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	5.00%	10/01/32	724,189
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (a)	5.00%	06/01/43	577,689
1,000,000	CA St Stwd Cmntys Dev Auth Rev Var Rady Childrens Hosp Remk, Ser B (b)	3.60%	08/15/47	1,000,000
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	469,059
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	204,709
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	285,391
500,000	CA St Univ Rev, Ser A	5.25%	11/01/48	559,019
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	97,806

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente Remk, Ser 2004-J (Mandatory put 11/01/29)	5.00%	04/01/36	$770,360
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	254,553
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	310,699
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	255,219
245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	252,020
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	103,550
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	181,248
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,396
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr (Pre- refunded maturity 02/15/26)	5.00%	08/15/33	51,477
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	392,716
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	471,231
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,636,606
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	906,136
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/42	553,309
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	551,676
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, BAM, COPS	4.00%	06/01/35	253,967
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	219,028
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (a)	4.00%	07/01/56	1,515,518
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	291,453
150,000	Dinuba CA Jt Unif Sch Dist, AGM, COPS	4.00%	02/01/35	152,374
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Sustainable Bond, Ser A	5.00%	06/01/38	1,003,086
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	805,764
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,208,932
1,000,000	Elk Grove CA Unif Sch Dist Election of 2016	4.00%	08/01/40	1,014,645
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	363,857
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	161,365
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	505,187
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(e)	02/01/33	121,269
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	147,600
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,034,375
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity (06/01/28)	5.00%	06/01/34	812,207
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AGM	5.25%	08/01/53	1,091,530
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	642,984
3,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/48	3,073,580
3,000,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.25%	09/01/53	3,279,091

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$690,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser A	5.00%	09/01/42	$704,328
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	156,929
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,153,486
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, Ser C, AMBAC	(e)	08/01/29	403,183
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	254,646
900,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/44	913,184
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,095
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,077
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	188,308
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	253,990
500,000	Long Beach CA Arpt Rev, Ser C, AGM, AMT	5.25%	06/01/47	529,532
1,000,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	1,016,385
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	54,904
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr, Ser C, AMT	5.00%	05/15/45	1,548,248
875,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/37	916,086
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	545,337
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,200,313
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	745,136
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,189
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,040,616
2,000,000	Los Angeles CA Dept Wtr & Pwr Rev Var Ref Remk, Ser B-6 (b)	3.70%	07/01/34	2,000,000
3,520,000	Los Angeles CA Trans	5.00%	06/27/24	3,525,480
500,000	Los Angeles CA Unif Sch Dist Ref, Ser A	5.00%	07/01/25	509,256
1,000,000	Los Angeles CA Unif Sch Dist Rev, Ser C	5.00%	07/01/29	1,002,791
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	642,034
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	396,825
1,000,000	Madera CA Unif Sch Dist Ref 2018 Sch Fac Proj, AGM, COPS	5.00%	09/01/43	1,094,384
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	103,868
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	261,041
600,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/43	612,884
700,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/48	705,642
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	257,440
1,500,000	Menifee CA Union Sch Dist, Ser C, AGM	3.00%	08/01/38	1,319,615
460,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Ref Rev Sub, Ser A	2.25%	07/01/24	458,034
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,095,491
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	587,121
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	100,480
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	200,462

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	$1,005,450
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	265,698
1,400,000	Nrthrn CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	1,400,373
2,600,000	Oceanside CA Unif Sch Dist Unrefunded-2022 Cap Apprec, Ser A, AGC	(e)	08/01/24	2,574,705
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	98,715
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	63,700
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	253,036
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AGM	5.25%	08/01/48	643,832
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,103,281
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	539,114
350,000	Pittsburg CA Successor Agy Redev Agy Ref Los Medanos Cmnty Dev Dist Tax Allocation, AGM	5.00%	08/01/24	350,696
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	752,076
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	220,986
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	231,851
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	350,911
1,500,000	Rialto CA Pub Fing Auth Lease Rev Police Station Proj, Ser A	5.25%	06/01/53	1,608,443
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	546,407
2,420,000	River Islands CA Pub Fing Auth Spl Tax Auth Cmnty Facs Dist#2016-1 2023 Spl TX Bonds, AGM	4.50%	09/01/53	2,384,013
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	497,800
1,000,000	Riverside CA Elec Rev Ref, Ser A	5.00%	10/01/49	1,104,011
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	502,305
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	188,117
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	386,876
690,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/44	701,666
1,050,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/49	1,052,102
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	823,708
500,000	Riverside Cnty CA Flood Control & Wtr Consv Dist Promissory Nts -Zone 4	5.00%	09/01/24	502,044
685,000	Riverside Cnty CA Pub Fing Auth Proj Area 1, Ser A, AGM	5.00%	10/01/24	688,008
2,040,000	Riverside Cnty CA Transprtn Commn Ref, Ser A	3.00%	06/01/25	2,017,164
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/38	1,017,444
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	1,003,138
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No. 2 Special Tax Bonds	5.00%	09/01/43	408,893
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	194,306
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	167,675
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	169,370
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	148,464
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	221,700
750,000	Sacramento CA Muni Util Dist Elec Rev Sustainable Bond, Ser M	5.00%	11/15/49	815,885

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	$206,727
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	533,101
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,033,832
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	5.00%	10/15/40	679,034
1,000,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,095,041
1,075,000	San Diego CA Pub Facs Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,105,935
1,300,000	San Diego CA Unif Sch Dist Ref, Ser R-2, CONV CABS	(e)	07/01/41	1,232,207
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,670,473
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	525,545
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,131,286
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	140,099
1,550,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Rev, Ser B, AMT	5.00%	07/01/42	1,571,067
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,085,096
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	84,662
900,000	San Diego Cnty CA Wtr Auth Ref Sustainable Bond, Ser A	5.00%	05/01/25	915,578
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020, AMT	5.00%	05/01/37	148,184
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,176,416
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	3,093,551
500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	417,883
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg & Loc Wtr Subord, Ser A	5.25%	11/01/48	1,129,116
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dt#6 Mission Bay S Pub Impts, AGM	5.25%	08/01/40	1,411,282
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	103,911
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AGM	5.00%	08/01/48	1,446,034
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	844,733
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(e)	01/15/29	146,736
600,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Jr Lien, CABS	(e)	01/01/25	585,967
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	122,825
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,159,747
420,000	San Jose CA Unif Sch Dist Santa Clara Cnty, Ser C (Pre-refunded maturity 08/01/24)	4.50%	08/01/34	420,993
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,117,654
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,135,515

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	$1,094,700
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,679,267
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	561,421
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	558,445
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	764,519
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,169,734
335,000	Sch Proj for Util Rate Reduction CA Natural Gas Purchase Prog, RANS	5.00%	08/01/24	335,833
550,000	Sthrn CA Public Pwr Auth Rev Sustainable Bonds Ref Windy Point/Windy Flats Proj, Ser 1	5.00%	07/01/24	551,232
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	156,419
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	404,499
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	521,977
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/48	1,031,865
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	260,029
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	865,356
2,000,000	Univ of CA CA Revs Ref, Ser BN	5.00%	05/15/42	2,230,343
500,000	Univ of CA CA Revs Ref, Ser BS	5.00%	05/15/43	560,216
950,000	Univ of CA CA Revs Unrefunded, Ser AM	5.00%	05/15/44	950,360
2,000,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (b)	3.85%	05/15/45	2,000,000
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	341,648
500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	507,040
1,000,000	Western Placer CA Unif Sch Dist Trans	6.25%	06/28/24	1,003,552
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/42	1,350,917
				203,476,613
	Florida — 0.1%
50,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmts, Ser A	4.50%	05/01/24	50,000
245,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	244,954
				294,954
	Guam — 0.0%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	101,332
	Louisiana — 0.4%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	815,677
	Ohio — 0.3%
640,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	580,238
	Puerto Rico — 2.8%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,084,181
1,960,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	1,823,578

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	$1,189,039
707,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	692,387
1,371,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	1,342,663
				6,131,848
	Texas — 0.2%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	375,326
	Utah — 0.2%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	358,427

	Total Investments — 98.3%			212,134,415
	(Cost $213,424,213)
	Net Other Assets and Liabilities — 1.7%			3,570,086
	Net Assets — 100.0%			$215,704,501
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	30	Jun-2024	$(3,306,563)	$60,879

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $21,872,212 or 10.1%
of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
CONV CABS	– Convertible Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.
RANS	– Revenue Anticipation Notes

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$212,134,415	$—	$212,134,415	$—
Futures Contracts	60,879	60,879	—	—
Total	$212,195,294	$60,879	$212,134,415	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2024, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.06	$250,141	$250,157	0.12%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.6%
	Florida — 1.3%
$250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	$247,867
	Guam — 1.8%
330,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	336,438
	New York — 88.7%
250,000	Amityville NY Union Free Sch Dist, TANS	4.75%	06/14/24	250,177
100,000	Build NYC Res Corp NY Rev Sustainable Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	103,780
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	307,622
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	300,232
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	258,130
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	254,638
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	341,373
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	259,803
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	316,115
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	336,809
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	389,785
255,000	Met Transprtn Auth NY Dedicated Tax Fund Sustainable Bond, Ser B-1	5.00%	11/15/36	263,088
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	331,361
300,000	Met Transprtn Auth NY Rev Var Transptrn Remk Subser E-1 (b)	3.85%	11/15/50	300,000
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	307,802
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	263,659
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	250,310
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	334,909
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	250,472
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	295,873
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd General Resolution, Ser AA	4.00%	06/15/40	265,430
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution Sub FF-2 (b)	3.80%	06/15/44	250,000
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	251,493
300,000	New York City NY Transitional Fin Auth Rev Var Sub Future Tax Secured, Subser C-4 (b)	3.85%	11/01/44	300,000
250,000	New York NY Adjustable Fiscal 2015, Subser F-6 (b)	3.80%	06/01/44	250,000
250,000	New York NY Fiscal 2021, Ser C	4.00%	08/01/41	245,451
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	267,275
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	315,298
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	254,218
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	307,593

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	$383,871
250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Financing Prog, Ser A, BAM	5.00%	10/01/29	275,549
285,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	300,634
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	221,079
250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	250,675
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Waste Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (a)	5.13%	09/01/50	254,894
290,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	306,006
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	225,732
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	238,058
250,000	NY St Thruway Auth Ref, Ser P	5.00%	01/01/49	268,171
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	359,209
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,018
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	465,743
315,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	350,138
75,000	Onondaga Cnty NY	3.00%	04/15/36	67,350
260,000	Orange & Ulster Cntys NY Boces Sole Supervisory Dist, RANS	4.75%	07/26/24	260,337
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	192,599
250,000	Port Auth of NY & NJ NY Ref Two Hundred, Ninth Ser	5.00%	07/15/32	267,734
285,000	Port Chester Rye NY Union Free Sch Dist	5.00%	06/01/24	285,250
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	260,290
500,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	505,358
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	242,951
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	273,371
285,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/47	304,714
250,000	Util Debt Securitization Auth NY Ref Te, Ser 1	5.00%	12/15/41	282,435
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	281,719
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	254,679
200,000	Western Nassau Cnty NY Wtr Auth Sustainable Bonds, Ser A	4.00%	04/01/46	195,289
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	272,676
				16,519,225
	Puerto Rico — 5.8%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	394,248

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	$295,336
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	391,732
				1,081,316

	Total Investments — 97.6%			18,184,846
	(Cost $18,031,379)
	Net Other Assets and Liabilities — 2.4%			441,735
	Net Assets — 100.0%			$18,626,581
Futures Contracts at April 30, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	2	Jun-2024	$(220,438)	$3,353

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $358,674 or 1.9% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
RANS	– Revenue Anticipation Notes
TANS	– Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$18,184,846	$—	$18,184,846	$—
Futures Contracts	3,353	3,353	—	—
Total	$18,188,199	$3,353	$18,184,846	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.